Nature of Operations - Additional Information (Detail) (E V E R T E C Inc [Member])	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2010
E V E R T E C Inc [Member]
Nature Of Operations [Line Items]
Percentage Of Ownership Interests Sold	51.50%	51.00%	51.00%
Equity Method Investment Ownership Percentage	48.50%	49.00%	49.00%